Leases (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2025	Apr. 30, 2022	Mar. 31, 2025	Jun. 30, 2024	Dec. 31, 2024	Feb. 18, 2025	Oct. 27, 2023	Jan. 01, 2022	Jul. 27, 2021
Office Space in Pasadena, California [Member]
Leases [Line Items]
Operating lease right-of-use assets			$ 900
Decrease in right-of-use asset and operating lease liabilities due to lease remeasurement					$ (1,500)
Manufacturing space in Long Beach, California [Member]
Leases [Line Items]
Letters of credit					1,500				$ 1,500
Operating lease termination fee						$ 800
Operating Lease, Right-of-Use Asset Removed Upon Lease Termination			1,500
Operating lease liability removed upon lease termination	$ 2,800		2,800
Gain on termination of lease			$ (500)
Letters of credit, outstanding released amount	1,500
Decrease in right-of-use asset and operating lease liabilities due to lease remeasurement				$ (6,400)
Manufacturing space in Long Beach, California [Member] | Facility Closing [Member]
Leases [Line Items]
Operating lease right-of-use assets					800
Houston Office Lease [Member]
Leases [Line Items]
Operating lease term								26 months
Operating lease renewal term							30 months
Texas Steam Plant Lease [Member]
Leases [Line Items]
Operating lease right-of-use assets					500
Bureau of Land Management [Member]
Leases [Line Items]
Lessee, right of way lease, term of contract		30 years
Lessee, right of way, lease annual payments		$ 19			$ 30
Right of way lease, escalation clause		2.00%
Subsequent Event [Member] | Manufacturing space in Long Beach, California [Member]
Leases [Line Items]
Letters of credit, outstanding released amount	$ 1,500